Cover	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity File Number	814-00175
Entity Registrant Name	Red Cat Holdings, Inc.
Entity Central Index Key	0000748268
Entity Tax Identification Number	86-0490034
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Harbour Drive
Entity Address, Address Line Two	Palmas del Mar
Entity Address, City or Town	Humacao
Entity Address, Country	PR
Entity Address, Postal Zip Code	00791
City Area Code	833
Local Phone Number	373-3228
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RCAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false